Loans Payable (Secured Revolving Loans and Lines of Credit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Aug. 22, 2016	Jun. 27, 2016	May 16, 2016	Apr. 29, 2016	Mar. 29, 2016	Jan. 27, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt			$ 28,712,000							$ 24,091,000
Note Exchange Agreement
Debt Instrument [Line Items]
Loans payable				$ 3,608,000
Line of Credit | Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000
Line of Credit | Secured Revolving Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount	500,000
Line of Credit | Secured Revolving Line Of Credit With SIC VI
Debt Instrument [Line Items]
Interest expense	77,000	$ 96,000
Secured Debt | Secured Revolving Promissory Note II
Debt Instrument [Line Items]
Interest rate			12.00%			12.00%	12.00%
Long-term debt			$ 500,000							0
Interest expense	9,000		6,000
Debt instrument, face amount			500,000			$ 500,000	$ 500,000
Secured Debt | Secured Revolving Promissory Note
Debt Instrument [Line Items]
Long-term debt			500,000							0
Interest expense	9,000		9,000
Debt instrument, face amount			$ 500,000
Secured Debt | Secured Revolving Promissory Note III
Debt Instrument [Line Items]
Interest rate			12.00%		12.00%
Amount drawn on facility			$ 135,000
Long-term debt			135,000							0
Interest expense	8,000
Debt instrument, face amount			1,200,000		$ 1,200,000
Secured Debt | Line of Credit | Secured Revolving Loan
Debt Instrument [Line Items]
Maximum borrowing capacity			1,500,000						$ 1,500,000
Long-term debt			1,500,000							0
Interest expense	27,000		71,000
Secured Debt | Line of Credit | Secured Revolving Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			500,000
Long-term debt			500,000							$ 0
Interest expense	$ 9,000		$ 12,000
Debt instrument, face amount								$ 500,000
Affiliated Entity | Sillerman Investment Company VI LLC | Line of Credit | Secured Revolving Loan With SIC VI
Debt Instrument [Line Items]
Interest rate									12.00%
Affiliated Entity | Sillerman Investment Company VI LLC | Line of Credit | Secured Revolving Line Of Credit With SIC VI
Debt Instrument [Line Items]
Interest rate								12.00%
Series C Preferred Stock | Note Exchange Agreement
Debt Instrument [Line Items]
Preferred Stock, shares issued (in shares)				3,608
Conversion price (USD per share)				$ 1,000